Other income/(expenses) - net (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Insurance reimbursement relating to operating costs	R 2,500	R 0	R 0
Profit/(loss) on disposal of property, plant and equipment and intangible assets (note 31.2)	1,264	(262)	(208)
Other	482	688	1,452
Total other income (expense)	R 4,246	R 426	R 1,244